SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The interim unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The comparative year-end condensed balance sheet data was derived from the annual audited consolidated financial statements but is condensed to the same degree as the interim condensed balance sheet data.

The interim unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users have read or have access to the annual audited consolidated financial statements filed on April 1, 2026.

Principal accounting policies followed by the Company in the preparation of the accompanying condensed consolidated financial statements are summarized below. References to specific U.S. GAAP principles throughout these notes to the accompanying financial statements are to the Accounting Standards Codification (“ASC”), as published by the U.S. Financial Accounting Standards Board (“FASB”).

Principles of Consolidation

The condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s condensed consolidated financial statements include, but are not limited to, licensing and collaboration revenue recognition, research and development expense allocation, the useful lives and impairment of long-lived assets, tax valuation allowance, share-based compensation expenses, measurement of right-of-use assets and lease liabilities, and the fair value of warrant liabilities. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation

The functional currency of the Company, Adagene (Hong Kong) Limited, Adagene Incorporated, Adagene PTE. Ltd. and Adagene Project C1 PTE. Ltd. is the United States dollar (“US$”). The functional currency of the Company’s PRC subsidiary is Renminbi (“RMB”). The functional currency of the Company’s Australian subsidiary is Australian dollar (“AU$”). The functional currency of the Company’s Swiss subsidiary is Swiss Franc (“CHF”). The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses US$ as its reporting currency. The financial statements of the Company’s PRC, Australian and Swiss subsidiaries are translated from the functional currency to the reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the condensed consolidated statements of comprehensive loss.

Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as accumulated comprehensive loss and are shown as a separate component of other comprehensive loss in the condensed consolidated statements of comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Short-term investments

Short-term investments consist primarily of investments in money market funds, which are measured at fair value and are expected to be redeemed within one year. As of June 30, 2026 and December 31, 2025, there were no short-term investments held by the Group.

Accounts receivable and allowance for doubtful accounts

Account receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Accounts receivable is carried at net realizable value. The allowance for credit losses reflects the best estimate of future losses over the contractual life of outstanding accounts receivable and is determined on the basis of historical experience, specific allowances for known troubled accounts, other currently available information including customer financial condition, and both current and forecasted economic conditions.

Fair value measurements

The Group applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of cash and cash equivalent, accounts receivable, amounts due to related parties and other current assets, accounts payable, amounts due to related parties, accrued liabilities and other current liabilities, and short - term borrowings approximate their fair values because of their generally short maturities. The carrying amount of long - term borrowings approximates their fair values since they bear interest rates which approximate market interest rates.

As more fully described in Note 11, the Group issued warrants to purchase its ordinary shares during the year ended December 31, 2025. The Group measured its warrant liabilities at fair value on a recurring basis. As the Group’s warrants are not traded in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of warrant liabilities. Refer to Note 11 for a detailed description of the unobservable inputs used. The warrant liabilities are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table presents a reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs:

Warrant liabilities
US$
Initial recognition during the year ended December 31, 2025	253,087
Fair value change	(47,941)
Balance as of December 31, 2025	205,146
Fair value change	973,556
Balance as of June 30, 2026	1,178,702

The Group did not transfer any assets or liabilities in or out of Level 3 during the six months ended June 30, 2025 and 2026.

Property, equipment and software

Property and equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation and amortization from the asset and accumulated depreciation and amortization accounts with any resulting gain or loss reflected in the condensed consolidated statements of comprehensive loss.

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

No impairment loss was recorded for the six months ended June 30, 2025 and 2026.

Revenue recognition

At contract inception of collaboration and out-licensing arrangements, the Group analyzes its arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Group first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are reflective of a vendor-customer relationship and therefore within the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently. Under the criteria of ASC 606, the Group recognizes revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

The Group adopted ASC 606 for all periods presented. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect substantially all the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. The Group reviews the contract to determine which performance obligations are distinct and represent a promise to provide distinct goods or services or a series of distinct goods or services as defined by the standard. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation as and when that performance obligation is satisfied.

Licenses of Intellectual Property: Upfront non-refundable payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Group recognizes revenues from non-refundable, up-front fees allocated to the license at a point in time, when the transfer of control of the license to the licensee occurs and the licensee is able to use and benefit from the license. For licenses determined not to be distinct, the Group accounts for the promise to grant a license and those other promised goods or services together as a single performance obligation when recognizing revenue.

Research and Development Services: The portion of a transaction price allocated to research and development services performance obligations is deferred and recognized as collaboration revenue over time as delivery or performance of such services occurs.

Milestone Payments: At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group evaluates whether the milestones are considered probable of being reached and to the extent that a significant reversal of cumulative revenue would not occur in future periods, estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re-evaluates the probability of achieving such development milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

Royalties: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Contract assets and contract liabilities

When a customer pays consideration before the Group transfers products or services, the Group records its obligation as a contract liability; When the Group satisfies its performance obligations by providing products or services to a customer before the customer pays consideration and before payment is due, the Group recognizes its rights to consideration as a contract asset.

Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) costs related to pre - clinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”) and contract development and manufacturing organizations (“CDMO”), investigators and clinical trial sites that conduct the clinical studies; (3) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation and amortization, and facility related expenses, and (4) other research and development expenses. Research and development costs are expensed as incurred when the related research and development services are provided to the Group and the resulting assets, if any, have no alternative future uses. As of December 31, 2025 and June 30, 2026, the Group had several ongoing clinical studies in various clinical trial stages. The contracts with CRO and CDMO are generally cancellable, with notice, at the Group’s option. The Group did not record any accrued expenses related to cancellation of CRO or CDMO contracts as of December 31, 2025 or June 30, 2026 as the Group did not have any plan to cancel the existing CRO or CDMO contracts.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the governments. The Group’s PRC based subsidiary received government subsidies from certain local government. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has set certain conditions for the subsidies. Other subsidies are the subsidies that the local government has not set any conditions and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. These specific subsidies are recorded as other non-current liabilities upon receipt and are recognized as other income when the conditions are met. Other subsidies are recognized as other income upon receipt as further performance by the Group is not required.

There were no government subsidies received during the six months ended June 30, 2025. Government subsidies of US$25 thousand were received and recognized as other income during the six months ended June 30, 2026.

Leases

In accordance with ASC 842, Leases (“ASC 842”), the Group determines if an arrangement is or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and lease liabilities on the condensed consolidated balance sheet. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. The Group does not have any finance leases since the adoption date.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. As the rate implicit in the Group’s leases is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option.

The Group has elected to adopt the following lease policies (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2022 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income (loss) of the Group includes foreign currency translation adjustments related to the Group and its subsidiaries whose functional currency is not US$.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the condensed consolidated financial statements.

The Group recognizes in the condensed consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the condensed consolidated statements of comprehensive loss over the period of the borrowings using the effective interest method.

Share-based compensation

The Company grants restricted shares and stock options to eligible employees and nonemployees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; (b) for share-based awards granted with only service conditions, using the straight-line method over the vesting period; or (c) for share-based awards granted with service conditions and performance conditions, using the graded vesting method over the vesting period if and when the Company concludes that it is probable that the performance conditions will be achieved.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

Net loss per share

In accordance with ASC 260, Earnings Per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares using the if-converted method as applicable, and ordinary shares issuable upon the exercise of share options and warrants using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the periods presented herein, the computation of basic net loss per share using the two-class method is not applicable as the Group does not have participating securities that have contractual rights and obligations to share in the losses of the Group.

Employee defined contribution plan

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of US$947,916 and US$998,910 for the six months ended June 30, 2025 and 2026, respectively.

Concentration of risks

Concentration of credit risk

As of December 31, 2025 and June 30, 2026, the amount of cash and cash equivalents of US$8,327,345 and US$6,150,976, respectively, were held at major financial institutions located in Mainland China, and US$66,196,437 and US$121,758,864, respectively, were deposited with major financial institutions located outside of Mainland China. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable is typically unsecured and denominated in US$ and/or RMB and is derived from revenues earned from customers. The Group manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers

A significant portion of the Group’s research and development services were purchased from one supplier group, who collectively accounted for 12.0% and 15.0% of the Group’s total research and development services purchases for the six months ended June 30, 2025 and 2026, respectively. During the six months ended June 30, 2025 and 2026, a second supplier group also collectively accounted for 10% and 20% of the Group’s total research and development services purchased, respectively.

Business and economic risk

The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

A significant portion of the Group’s businesses are transacted in RMB, which is not a freely convertible currency. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there were depreciation of approximately 0.41% and 3.10% in the six months ended June 30, 2025 and 2026, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

The functional currency and the reporting currency of the Company are the US$. However, the Group incurs portions of our expenses, and derives revenues, in currencies other than US$, in particular, the RMB. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, expenses, losses and financial position, and the value of any dividends payable on the American Depositary Shares in US$.

Recently issued accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply when the Group ceases to be classified as an EGC on December 31, 2026.

New and amended standards not yet adopted by the Group

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The standard allows the amendments to be applied on a prospective basis or a retrospective basis. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently in the process of evaluating the impact of this accounting standard update on its condensed consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), which establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. Under ASU 2025-10, government grants are recognized when it is probable that the entity will both comply with the conditions of the grant and the grant will be received. The standard provides specific accounting models for grants related to assets and grants related to income, including options to recognize government grants as deferred income or as a reduction of the asset’s cost basis. The standards also require enhanced disclosures regarding the nature of government grants, significant terms and conditions, accounting policies applied, and amounts recognized in the financial statements. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-10.